Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Cash Flow from Operating Activities:
Net income	[1]	$ 688,374	$ 497,840	$ 479,446
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization		208,830	198,409	205,772
Amortization of debt issuance cost		548	144
Equity-based compensation expense		54,249	42,434	38,550
Gain from sale of a business		(226,410)
Deferred income taxes		(50,605)	30,239	(13,950)
Loss from short-term interest-bearing investments		1,726	0	737
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net		(69,051)	134,584	6,589
Prepaid expenses and other current assets		(17,041)	(10,815)	25,907
Other noncurrent assets		(50,038)	(23,329)	(1,635)
Lease assets and liabilities, net		9,630	(7,881)
Accounts payable, accrued expenses and accrued personnel		122,224	(190,354)	(60,042)
Deferred revenue		193,655	(15,184)	(37,855)
Income taxes payable, net		26,814	(9,281)	6,025
Other noncurrent liabilities		32,902	11,330	6,833
Net cash provided by operating activities		925,807	658,136	656,377
Cash Flow from Investing Activities:
Purchase of property and equipment, net	[2]	(210,438)	(205,510)	(128,086)
Proceeds from sale of short-term interest-bearing investments		18,205	0	101,287
Purchase of short-term interest-bearing investments		(276,978)	(753)
Net cash paid for business and intangible assets acquisitions		(142,697)	(249,358)	(60,572)
Net cash received from sale of a business		288,990
Other		(6,082)	(6,104)	615
Net cash used in investing activities		(329,000)	(461,725)	(86,756)
Cash Flow from Financing Activities:
Borrowings under financing arrangements		0	450,000
Payments under financing arrangements		(100,000)	(350,000)
Proceeds from issuance of debt, net		0	643,919
Repurchase of shares		(679,996)	(360,912)	(398,057)
Proceeds from employee stock option exercises		89,056	97,850	41,483
Payments of dividends		(177,472)	(164,061)	(147,616)
Investment by noncontrolling interests, net	[2]	0	0	(4,776)
Payment of contingent consideration from a business acquisition		(2,519)	(1,411)	(7,470)
Other			(240)	(336)
Net cash (used in) provided by financing activities		(870,931)	315,145	(516,772)
Net (decrease) increase in cash and cash equivalents		(274,124)	511,556	52,849
Cash and cash equivalents at beginning of year		983,188	471,632	418,783
Cash and cash equivalents at end of year		709,064	983,188	471,632
Cash paid for:
Income taxes, net of refunds		146,442	45,398	75,790
Interest	[3]	$ 19,371	$ 5,392	$ 7,348

[1]	In fiscal years 2021, 2020 and 2019, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.
[2]	The amounts under “Purchase of property and equipment, net”, include proceeds from sale of property and equipment of $328, $194, and $151 for the year ended September 30, 2021, 2020 and 2019, respectively, and proceeds of $9,676 relating to refund of betterment levy for the year ended September 30, 2019 ($4,776 of which was a refund to the noncontrolling interest).
[3]	The amounts under “Interest” include payments of interest to financial institution, tax authorities and other.